Leases - Summary of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Recognized In Consolidated Statements Of Income Loss And Comprehensive Income loss [Line Items]
Accretion of lease liabilities included in finance costs	$ 137,272	$ 350,792	$ 168,571
Depreciation of right-of-use assets	828,256	926,429	481,977
Expense related to variable lease payments	825,212	824,062
Expense related to short-term leases	4,550
Total	$ 1,795,290	$ 2,101,283	$ 650,548